UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th Floor
         New York, NY  10017

13F File Number:  028-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Grossman
Title:     General Counsel
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

 /s/   Richard Grossman     New York, NY     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $2,291,103 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        *W EXP 01/19/202 026874156     3797   282311 SH       SOLE                   282311        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    99741  3041800 SH       SOLE                  3041800        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    65580  2000000 SH  CALL SOLE                  2000000        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    97660  1301089 SH       SOLE                  1301089        0        0
CIT GROUP INC                  COM NEW          125581801    52566  1334500 SH       SOLE                  1334500        0        0
DELL INC                       COM              24702R101    17156  1740000 SH  CALL SOLE                  1740000        0        0
DELPHI AUTOMOTIVE PLC          SHS              G27823106    31673  1021700 SH       SOLE                  1021700        0        0
DIGITALGLOBE INC               COM NEW          25389M877    29275  1435745 SH       SOLE                  1435745        0        0
ELECTRONIC ARTS INC            COM              285512109     2411   190000 SH  CALL SOLE                   190000        0        0
FORUM ENERGY TECHNOLOGIES IN   COM              34984V100    33260  1367600 SH       SOLE                  1367600        0        0
GEOEYE INC                     COM              37250W108     1077    40736 SH       SOLE                    40736        0        0
INTEGRA LIFESCIENCES HLDGS C   COM NEW          457985208    35129   854714 SH       SOLE                   854714        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    55967   921267 SH       SOLE                   921267        0        0
LIBERTY INTERACTIVE CORP       INT COM SER A    53071M104    47434  2564000 SH       SOLE                  2564000        0        0
LOCKHEED MARTIN CORP           COM              539830109    56028   600000 SH  CALL SOLE                   600000        0        0
NAVISTAR INTL CORP NEW         COM              63934E108     6327   300000 SH  PUT  SOLE                   300000        0        0
NORTHROP GRUMMAN CORP          COM              666807102    29894   450000 SH  CALL SOLE                   450000        0        0
OMNICARE INC                   COM              681904108   128037  3769131 SH       SOLE                  3769131        0        0
ORACLE CORP                    COM              68389X105    58566  1861600 SH       SOLE                  1861600        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107    19505   630000 SH  CALL SOLE                   630000        0        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102   110596  1880892 SH       SOLE                  1880892        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   171890  1000000 SH  CALL SOLE                  1000000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   619071  4300000 SH  PUT  SOLE                  4300000        0        0
STAPLES INC                    COM              855030102    37366  3243600 SH  CALL SOLE                  3243600        0        0
SYMANTEC CORP                  COM              871503108    17980  1000000 SH  CALL SOLE                  1000000        0        0
SYMANTEC CORP                  COM              871503108    78026  4340800 SH       SOLE                  4340800        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102   180210  3260548 SH       SOLE                  3260548        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    60797  1100000 SH  CALL SOLE                  1100000        0        0
VIACOM INC NEW                 CL B             92553P201    71280  1330100 SH       SOLE                  1330100        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106    55375   979225 SH       SOLE                   979225        0        0
WESTERN DIGITAL CORP           COM              958102105    17429   450000 SH  CALL SOLE                   450000        0        0